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                                 SchwabFunds(R)
                             101 Montgomery Street
                            San Francisco, CA 94104

                               December 19, 1997

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Schwab Investments
     File Nos. 33-37459 and 811-6200
     -------------------------------
     Schwab Short/Intermediate Tax-Free Bond Fund
     Schwab Long Term Tax-Free Bond Fund
     Schwab California Short/Intermediate Tax-Free Bond Fund
     Schwab California Long Term Tax-Free Bond Fund
     Post-Effective Amendment No. 21
     -------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, both dated December 15, 1997, for the above-named Funds do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment No. 21. Also pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Statement of Additional Information
(SAI), dated December 15, 1997, for the above-named Funds does not differ from the SAI in the most recently electronically filed Post-Effective Amendment
No. 21.


Sincerely,

/s/ Amy L. Mauk

Amy L. Mauk
Corporate Counsel
Charles Schwab Investment Management, Inc.